Components of Income (Loss) Before Income Taxes and Noncontrolling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Income Taxes [Line Items]
Income before income taxes and non controlling interest	$ 22,360	$ (61,323)	[1],[2]	$ 120,679
Foreign sources
Income Taxes [Line Items]
Income before income taxes and non controlling interest	$ 22,360	$ (61,323)		$ 120,679

[1]	Amounts for the years ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of the gains on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).